Merchandise Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
MERCHANDISE INVENTORY

NOTE 5—MERCHANDISE INVENTORY

At March 31, 2021 and December 31, 2020, the inventory balances are composed of:

	March 31, 2021	December 31, 2020
Appliances	$5,985,757	$5,285,975
Furniture	249,008	194,852
Other	73,719	91,414
Total merchandise inventory	6,308,484	5,572,241

Allowance for inventory obsolescence	(425,000)	(425,000)
Merchandise inventory, net	$5,883,484	$5,147,241

NOTE 5—MERCHANDISE INVENTORY

At December 31, 2020 and 2019, the inventory balances are composed of:

	December 31, 2020	December 31, 2019
Appliances	$5,285,975	$1,538,552
Furniture	194,852	184,755
Other	91,414	81,783
Total merchandise inventory	5,572,241	1,805,090

Allowance for inventory obsolescence	(425,000)	(425,000)
Merchandise inventory, net	$5,147,241	$1,380,090